Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 133,153,570.00
Previously Paid Amount	18,104.92
Total Fee Amount	18,388.52
Total Offset Amount	0
Net Fee	$ 283.60
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A